ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 2) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended			1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2013 Barry Honig, Board Member	Aug. 31, 2013 Warrants Common Stock	Aug. 31, 2013 Warrants Barry Honig, Board Member Common Stock	Aug. 31, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Barry Honig, Board Member	Aug. 31, 2013 Convertible Series E Preferred Stock Warrants
ORGANIZATION AND DESCRIPTION OF BUSINESS
Net loss	$ 3,921,574	$ 5,078,909	$ 8,965,800	$ 45,592,956	$ 49,103,047	$ 24,557,936	$ 60,721,832	$ 69,687,632
Net cash used in operations			6,009,619	7,392,342	9,943,307	7,500,568	11,905,766	17,915,385
Total accumulated deficit							(82,000,000)	95,000,000
Going concern
Shares issued in private placement												10,533
Number of shares of common stock to be acquired										12,639,600				12,639,600
Net proceeds from private placement														10,200,000
Number of shares issued in exchange for outstanding principal and accrued interest to related party													652
Number of warrants issued in exchange for outstanding principal and accrued interest to related party (in shares)											782,400
Amount owed by the Company under a Credit Facility Agreement to related party									$ 645,480